Acquisitions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Solar Energy [Member]	Dec. 31, 2012 Solar Energy [Member]	Dec. 31, 2011 Solar Energy [Member]	Dec. 31, 2010 Solar Energy [Member]	Dec. 31, 2012 FRV US [Member]	Dec. 31, 2012 FRV US [Member]	Sep. 02, 2011 FRV US [Member]	Dec. 31, 2011 Solaicx [Member]	Dec. 31, 2012 Solaicx [Member]	Jun. 30, 2011 Solaicx [Member]	Dec. 31, 2012 SunEdison [Member]	Feb. 01, 2011 SunEdison [Member]	Jun. 30, 2012 SunEdison [Member] Company One Acquired [Member]	Jun. 30, 2012 SunEdison [Member] Company One Acquired [Member] Solar Energy [Member]	Dec. 31, 2012 SunEdison [Member] Two Companies Acquired [Member]	Dec. 31, 2012 Subsequent Event [Member] SunEdison [Member]	Jul. 06, 2012 Subsequent Event [Member] SunEdison [Member]
Business Acquisition [Line Items]
Business Acquisition, Cost of Acquired Entity, Cash Held In Escrow													$ 2.0
Business Acquisition, Percentage of Voting Interests Acquired											100.00%			100.00%			100.00%		100.00%
Business Acquisition, Cost of Acquired Entity, Purchase Price											187.8			101.7			72.6		14.3
Business Acquisition, Contingent Consideration, Potential Cash Payment											54.2						27.0
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High		67.1												71.8	39.5
Deferred Tax Assets, Operating Loss Carryforwards	91.5	132.3	91.5								9.3		26.1
Business Acquisition, Purchase Price Allocation, Goodwill Amount											44.6			56.4			43.8	43.8	9.4
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount											0
Revenues		1,794.6	2,268.0	1,996.4						121.2
Net Income (Loss) Attributable to Parent		(150.6)	(1,536.0)	34.4						(48.3)		(11.2)
Business Acquisition, Pro Forma Net Income (Loss)		150.6	1,536.0	(34.4)						48.3		11.2
Goodwill, Impairment Loss	384.1	0	440.5	0	384.1	440.5	440.5	0	44.6
Business Acquisition Purchase Price Allocation Goodwill Not Tax Deductible Amount																	24.4
Business Acquisition, Purchase Price Allocation, Intangible Assets											115.5			21.0			13.0		4.8
Business Acquisition, Contingent Consideration, at Fair Value		24.9												(26.0)					6.5
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low														60.0
Business Combination, Contingent Consideration, Potential Additional Payment in Cash and Common Stock														27.6
Contingent consideration related to acquisitions	71.6	23.1	71.6											26.0
Business Combination, Acquisition Related Costs												1.9
Contingent Consideration Paid In Cash																				$ 13.6	$ 66.4
Contingent Consideration Common Stock Issued																2.1